CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	$ 10,028	$ 9,140
Accounts receivable, net of allowances for doubtful accounts of $6 and $66 as of March 31, 2016 and 2017, respectively	3,403	4,321
Inventories (note 4)	2,265	1,425
Prepaid expenses and other current assets	714	844
Total current assets	16,410	15,730
Goodwill (note 16)	77	77
Property, plant and equipment, net (note 5)	954	1,121
Long-term deposits	111	111
Investments in equity method investees (note 6)
TOTAL ASSETS	17,552	17,039
Current liabilities:
Accounts payable	2,391	1,307
Accrued expenses and other current liabilities (note 7)	3,053	2,789
Income tax payable	328	440
Dividend payable	438	537
Total current liabilities	6,210	5,073
Deferred income taxes (note 3)	32	32
Total liabilities	6,242	5,105
Commitments and contingencies (note 8)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,801,874 shares as of March 31, 2016 and March 31, 2017, issued and outstanding)	38	38
Additional paid-in capital	11,370	11,370
Retained profits	13	512
Treasury shares, at cost - 5,049 shares as of March 31, 2016 and 2017 (note 9)	(14)	(14)
Accumulated other comprehensive income	(136)	(34)
Total Highway Holdings shareholder's equity	11,271	11,872
Non-controlling interest	39	62
Total Equity	11,310	11,934
TOTAL LIABILITIES AND EQUITY	$ 17,552	$ 17,039